Property and equipment, net	12 Months Ended
Dec. 31, 2016
Property and equipment, net [Abstract]
Property and equipment, net
6. Property and equipment, net

Property and equipment, net, consists of the following:

	As of December 31,
	2015	2016
	RMB	RMB

Electronic devices	32,729	48,432
Vehicle	2,718	3,209
Furniture and office equipment	5,983	8,576
Leasehold improvement	45,641	84,121
Machinery	-	11,325

Total	87,071	155,663

Accumulated depreciation and amortization	(27,863)	(54,771)

Property and equipment, net	59,208	100,892

Depreciation and amortization expenses were RMB8,710, RMB16,613 and RMB26,659 for the years ended December 31, 2014, 2015 and 2016, respectively.